Subsequent events (Details) $ / shares in Units, $ in Millions	6 Months Ended
Mar. 31, 2022 AUD ($) $ / shares
Subsequent events
Interim dividend per share determined by the Board | $ / shares	$ 0.61
Proposed dividend | $	$ 2,136